Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Company 401k contribution	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 43	$ 35
Management Security Plan expense	2	(14)
Management Security Plan accrued benefit	$ 1,252	$ 1,424